Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Consolidated Balance Sheets
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.24	$ 0.24
Common Stock, Shares Authorized	6,000,000	6,000,000
Common Stock, Shares Issued	1,217,906	266,640
Common stock, shares outstanding	1,217,906	266,640